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                                                                          [LOGO]
                                                                    THE HARTFORD

August 4, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644
Attention: Filing Room

Re: See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 1, 2009, as amended on July 2, 2009, and July 30, 2009.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8336.

Sincerely,

/s/ Shane Daly

Shane Daly
Counsel


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                                   EXHIBIT A

Hartford Life Insurance Company Separate Account Eleven:

333-151805       Hartford 403(b) Cornerstone Innovations
333-151805       Premier Innovations
333-151805       Premier Innovations (Series II)